Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Derivatives	$ 0	$ 146
Total non-current other payables	0	146
Trade payables	40,495	42,032
Accrued expenses	28,610	43,898
Accrued payroll	1,890	2,724
Dividends payable	541	16,301
Deferred income	22,500	17,355
Other payables	183	1,703
Total current trade and other payables	$ 94,219	$ 124,013